Schedule of allowance for doubtful debts in trade and other receivables (Details) - Credit risk [member] - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	₨ 469,763	₨ 415,144
Provisions accrued during the year	75,026	67,411
Amount written off during the year	(32,648)	(12,792)
Balance at the end of the year	₨ 512,140	₨ 469,763